DEFERRED CHARGES (Details) - USD ($)	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
DEFERRED CHARGES, Cost	$ 549,756	$ 577,062	$ 595,856
Less: Accumulated amortization Deferred technical service fee	200,843	153,682	99,690
Less: Accumulated amortization Exchange adjustment
Total Accumulated amortization	200,843	153,682	99,690
DEFERRED CHARGES, Net	348,913	423,380	496,166
Deferred technical services fee [Member]
DEFERRED CHARGES, Cost	577,062	595,856	595,856
Exchange adjustment [Member]
DEFERRED CHARGES, Cost	$ (27,306)	$ (18,794)